Subsequent Events - Schedule of Purchases After Period End (Details) - Subsequent Event - USD ($)	Feb. 22, 2019	Feb. 20, 2019	Jan. 15, 2019	Jan. 10, 2019	Jan. 09, 2019
Glen Lake
Subsequent Event [Line Items]
Ownership Percentage					100.00%
Net Purchase Price					$ 54,800,000
1600 Broadway
Subsequent Event [Line Items]
Ownership Percentage				100.00%
Net Purchase Price				$ 109,100,000
The Theory
Subsequent Event [Line Items]
Ownership Percentage			97.00%
Net Purchase Price			$ 63,000,000
Colony Industrial Portfolio
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 137,000,000
Storage Portfolio III
Subsequent Event [Line Items]
Ownership Percentage	90.00%
Net Purchase Price	$ 17,900,000
Maximum potential investment	$ 100,000,000.0